Selected Quarterly Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of selected quarterly information
Service revenues	$ 63,562	$ 53,515	$ 23,323	$ 20,080	$ 112,552	$ 71,923	$ 89,767	$ 110,696	$ 160,480	$ 384,938	$ 391,317
Product revenues	13,904	13,159	13,472	20,498	24,288	34,617	31,713	34,002	61,033	124,620	157,850
Total net revenues	77,466	66,674	36,795	40,578	136,840	106,540	121,480	144,698	221,513	509,558	549,167
Gross profit (loss)	22,818	11,108	(10,135)	(15,788)	(62,082)	29,223	38,228	56,854	8,003	62,223	159,313
Income (loss) from operations	(380)	(12,874)	(40,689)	(46,689)	(136,036)	(5,349)	3,785	19,671	(100,632)	(117,929)	16,396
Interest expense, net	(4,667)	(4,854)	(4,607)	(4,625)	(4,603)	(5,048)	(4,934)	(4,797)	(18,753)	(19,382)	(12,344)
Equity in earnings (losses) of Investments					(40,458)	(5,558)	(1,781)	(1,688)
Other income (expense)	240	(346)	101,600	(3,219)	5,890	(622)	6,066	68,526	98,275	79,860	(182,530)
Income tax expense	447	2,082	532	983	6,321	8,345	653	5,263	4,044	20,582	25,720
Net (income) loss attributable to noncontrolling interests	290	(227)	297	252	650	381	(1,295)	(470)	32	(734)	658
Net loss applicable to common shares	$ (5,544)	$ (20,383)	$ 56,069	$ (55,264)	$ (180,878)	$ (24,541)	$ 1,188	$ 75,979	$ (25,122)	$ (128,252)	$ (251,874)
Net loss per share:
Basic (usd per share)	$ (0.51)	$ (1.86)	$ 5.11	$ (5.04)	$ (16.51)	$ (2.24)	$ 0.11	$ 6.96	$ (2.29)	$ (11.72)	$ (23.84)
Diluted (usd per share)	$ (0.51)	$ (1.86)	$ 5.11	$ (5.04)	$ (16.51)	$ (2.24)	$ 0.11	$ 6.95	$ (2.29)	$ (11.72)	$ (23.84)